Auditor's Fee (Details) - SEK (kr) kr in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Auditors Remuneration [Line Items]
Total audit fee	kr 10,979	kr 4,086	kr 2,370
Ernst & Young AB
Auditors Remuneration [Line Items]
Audit services	4,449	645	509
Other audit activities	3,774	3,343	1,861
Other services		98
Total audit fee	8,223	kr 4,086	kr 2,370
KPMG
Auditors Remuneration [Line Items]
Audit services	102
Other audit activities	2,552
Total audit fee	2,654
Other auditors
Auditors Remuneration [Line Items]
Audit services	102
Total audit fee	kr 102